Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable, gross:	¥ 642,893	¥ 468,296
Less: allowance for current expected credit losses	(3,660)	(2,230)	¥ (1,512)	¥ (1,027)
Accounts receivable, net	¥ 639,233	¥ 466,066